Share based payments - Summary of RSU's outstanding (Details)				12 Months Ended
	Nov. 19, 2025 shares	Aug. 07, 2025 shares	May 27, 2025 shares	Dec. 31, 2025 EquityInstruments	Dec. 31, 2024 EquityInstruments	Dec. 31, 2023 EquityInstruments
Share based payments
Outstanding at the beginning of the year				11,911,109	11,472,520	10,816,856
Granted during the year	420,000	905,000	925,000	2,250,000	1,381,000	1,538,400
Forfeited during the year				(232,299)	(547,911)	(544,676)
Outstanding at the end of the year				13,228,810	11,911,109	11,472,520
Restricted Stock Units (RSUs)
Share based payments
Outstanding at the beginning of the year				1,306,271	1,175,453
Granted during the year				846,652	840,088	920,510
Forfeited during the year				(523,681)	(476,482)	(270,474)
Paid in cash during the year				(360,628)	(232,788)	(210,678)
Outstanding at the end of the year				1,268,614	1,306,271	1,175,453
Plan 2021.I.
Share based payments
Outstanding at the beginning of the year				8,448
Forfeited during the year				(1,598)
Paid in cash during the year				(6,850)
Outstanding at the end of the year					8,448
Plan 2021.II.
Share based payments
Outstanding at the beginning of the year				2,031
Paid in cash during the year				(2,031)
Outstanding at the end of the year					2,031
Plan 2022.I.
Share based payments
Outstanding at the beginning of the year				23,832
Forfeited during the year				(10,260)
Paid in cash during the year				(9,734)
Outstanding at the end of the year				3,838	23,832
Plan 2022.II.
Share based payments
Outstanding at the beginning of the year				54,768
Forfeited during the year				(6,103)
Paid in cash during the year				(29,318)
Outstanding at the end of the year				19,347	54,768
Plan 2023.I.
Share based payments
Outstanding at the beginning of the year				129,963
Forfeited during the year				(58,881)
Paid in cash during the year				(31,907)
Outstanding at the end of the year				39,175	129,963
Plan 2023.II.
Share based payments
Outstanding at the beginning of the year				287,625
Forfeited during the year				(84,014)
Paid in cash during the year				(95,875)
Outstanding at the end of the year				107,736	287,625
Plan 2024 I
Share based payments
Outstanding at the beginning of the year				566,456
Forfeited during the year				(208,573)
Paid in cash during the year				(130,417)
Outstanding at the end of the year				227,466	566,456
Plan 2024 II
Share based payments
Outstanding at the beginning of the year				233,148
Forfeited during the year				(102,536)
Paid in cash during the year				(54,496)
Outstanding at the end of the year				76,116	233,148
Plan 2025.I.
Share based payments
Granted during the year				258,384
Forfeited during the year				(22,192)
Outstanding at the end of the year				236,192
Plan 2025.II.
Share based payments
Granted during the year				21,416
Forfeited during the year				(8,176)
Outstanding at the end of the year				13,240
Plan 2025.III.
Share based payments
Granted during the year				6,928
Forfeited during the year				(712)
Outstanding at the end of the year				6,216
Plan 2025.IV.
Share based payments
Granted during the year				400,000
Outstanding at the end of the year				400,000
Plan 2025.V.
Share based payments
Granted during the year				29,924
Forfeited during the year				(20,636)
Outstanding at the end of the year				9,288
Plan 2025.VI.
Share based payments
Granted during the year				130,000
Outstanding at the end of the year				130,000